Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2022	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Assets
Short-term investments	787,259	—	787,259	—

Liabilities
Contingent consideration payables for acquisitions (current)	38,940	—	—	38,940
Contingent consideration payables for acquisitions (non-current)	74,618	—	—	74,618

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2021	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Assets
Short-term investments	2,239,596	—	2,239,596	—

Liabilities
Contingent consideration payables for acquisitions (non-current)	64,700	—	—	64,700